Financial instruments (Details 19) - Series O bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 2,225	$ 2,070	$ 2,308
CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 438	$ 599	$ 354